Stock Options and Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock Options and Stock Based Compensation [Text Block]
16.	Stock Options and Stock-Based Compensation

In 2002, the Board adopted the 2002 Equity Incentive Plan (the “2002 Plan”) that governed equity awards to employees, members of the Board of Directors, and consultants of the Company. Under the 2002 Plan, 18,000 shares of Common Stock were reserved for issuance. From 2006 through 2012, the 2002 Plan was amended several times to increase the total number of shares authorized under this plan to 166,000 shares. In 2013, the Board of Directors adopted the 2013 Equity Incentive Plan (the “2013 Plan”) and, together with the 2002 Plan (the “Plans”), governs the equity awards to employees, members of the Board of Directors, and consultants of the Company. Under the 2013 Plan, an additional 500,000 shares of Common Stock was reserved for issuance.

The types of awards permitted under the Plans include qualified incentive stock options (“ISO”), non-qualified stock options (“NQO”), and restricted stock. Each stock option shall be exercisable at such times and subject to such terms and conditions as the Board of Directors may specify. Stock options generally vest over four (4) years and expire no later than ten (10) years from the date of grant.

A summary of stock option activity is as follows:

		Weighted	Weighted
		average	average remaining
		exercise	contractual life
	Stock options	price	(in years)

Outstanding as of December 31, 2015	402,003	$71.25	7.26
Granted	–	$–
Exercised	–	$–
Cancelled or expired	(7,800)	$8.00
Outstanding as of March 31, 2016	394,203	$17.50	6.98

Excercisable as of December 31, 2015	197,547	$25.25	5.59
Excercisable as of March 31, 2016	220,040	$23.75	5.38

The following table summarizes information about stock options at March 31, 2016:

Stock options outstanding				Stock options exercisable
			Weighted		Weighted
		Weighted average	average		average
		Remaining contractual	exercise		exercise
Exercise price	Outstanding	Life (in years)	price	Exercisable	price
$6.25	106,133			9,258
$12.00	6,000			750
$12.50	3,160			3,160
$13.25	23,800			4,463
$13.75	150,080			97,378
$20.00	12,800			12,800
$31.25	12,400			12,400
$37.50	71,240			71,240
$50.00	8,590			8,590
$6.25 – $50.00	394,203	6.98	$17.50	220,039	$2,375

As of March 31, 2016, the total aggregate intrinsic value for stock options currently exercisable and stock options outstanding was $0. These values represent the total pre-tax, intrinsic value based on the estimated fair value of the Company’s stock price of $3.50 as of March 31, 2016. No stock options were exercised in the three months ended March 31, 2016 or March 31, 2015.

The following table summarizes the activity of the Company’s stock options that have not yet vested:

		Weighted average
		grant-date fair
	Stock options	value (per option)
Non-vested as of December 31, 2015	204,457	$3.814
Granted	–	–
Forfeited	(7,800)	$1.046
Vested	(13,853)	$4.492
Non-vested as of March 31, 2016	182,804	$3.883

The fair value of non-vested stock options to be recognized in future periods is $638,004, which is expected to be recognized over a weighted average period of 2.19 years. The total fair value of stock options vested during the three months ended March 31, 2016 was $63,800 compared to $88,435 for the three months ended March 31, 2015.

Stock-based compensation expense is as follows:

	Three Months Ended March 31,
	2016	2015
Selling, general, and administrative expense	$58,018	$77,705
Research and development expense	5,782	10,730
Total stock-based compensation	$63,800	$88,435

There were no stock options granted during the three months period ended March 31, 2016. The weighted average grant-date fair value of stock options granted during the three months ended March 31, 2015 was $5.75 per stock option.

The fair value of the stock option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Three Months Ended March 31,
	2016	2015
Weighted average risk-free interest rate	N/A	1.93%
Volatility factor	N/A	63.90%
Weighted average expected life (in years)	N/A	10
Dividend rate	N/A	0%

The Company utilizes a peer group to estimate its expected volatility assumptions used in the Black-Scholes option-pricing model. The Company completed an analysis and identified four similar public companies considering their industry, stage of life cycle, size, and financial leverage. Given the Company’s limited history with stock options, the Company’s expected term is based on an average of the contractual term and the vesting period of the options (the SEC Staff Accounting Bulletin No. 110, “Simplified” method).

8. Stock Options and Stock-based Compensation

In 2002, the Board adopted the 2002 Equity Incentive Plan (“the 2002 Plan”) that governed equity awards to employees, directors and consultants of the Company. Under the Plan, 18,000 shares of Common Stock were reserved for issuance. From 2006 through 2012, the 2002 Plan was amended several times to increase the total number of shares authorized under the 2002 Plan to 166,000 shares. During the first quarter 2013, the Board adopted the 2013 Equity Incentive Plan (the “2013 Plan”) and together with the 2002 Plan (the “Plans”) governs the equity awards to employees, directors and consultants of the Company. Under the 2013 Plan, an additional 200,000 shares of Common Stock has been reserved for issuance. On June 18, 2013, the 2013 Plan was approved by holders of a majority of the issued and outstanding shares of Common Stock of the Company. On December 18, 2015, the Board approved an increase of 300,000 shares of Common Stock to be reserved for issuance on January 1, 2016; thus, increasing the total reserved shares to 500,000.

The types of awards permitted under the Plan include qualified incentive stock options (ISO) and non-qualified stock options (NQO), and restricted stock. Each option shall be exercisable at such times and subject to such terms and conditions as the Board may specify. Stock options generally vest over four years and expire no later than ten years from the date of grant.

A summary of stock option activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2013	203,310	$27.75	7.02
Granted	96,180	$13.75
Exercised	(1,000)	$13.75
Cancelled or expired	(17,700)	$27.75
Outstanding at December 31, 2014	280,790	$23.00	6.69
Granted	158,313	$8.25
Exercised	-
Cancelled or expired	(37,100)	$22.50
Outstanding at December 31, 2015	402,003	$17.25	7.26

Exercisable at December 31, 2014	183,859	$27.75	6.52
Exercisable at December 31, 2015	197,547	$25.25	5.59

The following table summarizes information about stock options at December 31, 2015:

	Options Outstanding			Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining contractual life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$6.25	112,133			-
$12.00	6,000			375
$12.50	3,160			3,160
$13.25	24,000			3,175
$13.75	151,680			85,807
$20.00	12,800			12,800
$31.25	12,400			12,400
$37.50	71,240			71,240
$50.00	8,590			8,590
$6.25 - $50.00	402,003	7.26	$17.25	197,547	$25.25

At December 31, 2015, the total aggregate intrinsic value for options currently exercisable and options outstanding was $0. These values represent the total pre-tax intrinsic value based on the estimated fair value of the Company’s stock price of $0.20 as of December 31, 2015. During the year ended December 31, 2015 no shares were exercised, whereas 25,000 shares were exercised during the year ended December 31, 2014.

The following table summarizes the activity of the Company’s stock options that have not vested for the year ended December 31, 2015:
	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2013	43,087	$0.467
Granted	79,446	$0.207
Forfeited	(10,362)	$0.513
Vested	(15,240)	$0.734
Nonvested at December 31, 2014	96,931	$0.258
Granted	158,313	$0.155
Forfeited	(37,100)	$0.386
Vested	(13,688)	$0.283
Nonvested at December 31, 2015	204,456	$0.153

The fair value of non-vested options to be recognized in future periods is $722,521, which is expected to be recognized over a weighted average period of 2.3 years. The total fair value of options vested during the year ended December 31, 2015 was $267,638 compared to $288,995 for the year ended December 31, 2014.

Stock-based compensation expense is as follows:

	Year ended
	December 31, 2015	December 31, 2014
Selling, general, and administrative expense	$230,016	$251,101
Research and development expense	37,622	37,894
Total stock-based compensation expense	$267,638	$288,995

The weighted average grant-date fair value of options granted during the year ended December 31, 2015 was $0.155 and for the year ended December 31, 2014 was $0.207 per option.

The fair value of the option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended
	December 31, 2015	December 31, 2014
Risk-free interest rate	1.82%	1.91%
Volatility factor	65.78%	70.03%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%

The Company utilizes a peer group to estimate its expected volatility assumptions used in the Black-Scholes option-pricing model. The Company completed an analysis and identified four similar companies considering their industry, stage of life cycle, size, and financial leverage. Given the Company’s limited history with stock options, the Company’s expected term is based on an average of the contractual term and the vesting period of the options (the SAB 110 “Simplified” method).